PAUZE FUNDS(TM)

                 Pauze U.S. Government Limited Duration Fund(TM)
              Pauze U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze U.S. Government Short Term Bond Fund(TM)
                         Pauze U.S. Government fund(TM)

                                  ANNUAL REPORT

                                 April 30, 2001

This reporting period has experienced another interesting period for interest sensitive markets. From May 1, 2000 through April 30, 2001, the figures were:

================================================================================
                         3 MO       1YR       2YR       5YR      10YR      30YR
U.S. Treasury            Bills     Bills     Notes     Notes     Notes     Bonds
--------------------------------------------------------------------------------
Total Return*            5.92%     8.29%     9.30%     12.45%    10.62%    6.73%
================================================================================
*Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

=========================================================================================
                   Pauze Funds(TM)                       Total Return 05/01/00 to 4/30/01
-----------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund - No Load                        9.78%
-----------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund - No Load                  8.10%
-----------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund - No Load                         8.08%
=========================================================================================

The fundamental economic factors that are generally followed by the investment community as indicators of future inflation trends were friendly to the bond market. The unemployment rate rose to a seasonally adjusted 4.5%, indicating a weakening job market. Most pronounced in this sector were jobs for newly graduated college students.

While new home sales and construction spending increased, automobile sales decreased. Consumer sentiment declined dramatically, a continuation of prior year action. The National Association of Purchasing Managers Index, a key and carefully watched indicator of economic growth, declined. A significant index, the Economic Cycle Research Instituted Future Inflation Gauge, closely watched by the Federal Reserve Board ("Fed") as an inflation-forecasting tool, declined throughout the period, indicating a benign inflationary environment. The net impact of this data was positive for the U.S. Government bond market. Rates declined over the period causing the price of the 30-year U.S. Government bond to rise 5.01%. The Fed lowered both the Fed Funds rate and the Discount Rate in reaction to the slowing economy.

These fundamental factors, coupled with strong proprietary market technical indicators, caused fund managers to well position the Pauze Funds(TM) to take advantage of this market. The Limited Duration Fund (formerly the "Total Return Bond Fund") No Load Class shares had a return of 9.78%, with dividends reinvested in the fund; the Intermediate Term Bond Fund No Load Class shares had a total return of 8.10%, with dividends reinvested in the fund; the Short Term Bond Fund No Load Class shares had a total return of 8.08%, with dividends reinvested in the fund. On April 4, 2001, we commenced offering a new fund, the U.S. Government Fund. Average annual returns and performance graphs of the U.S. Government Fund are not presented due to the short period of existence.

Our commitment to our Shareholders has been and always will be to work diligently to maximize investor returns. We will continue to strive to do so now and in the future. We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.

Sincerely yours,

/s/ Philip C. Pauze

Philip C. Pauze, President

                            AVERAGE ANNUAL RETURNS *


PAUZE U.S. GOVERNMENT LIMITED DURATION BOND FUND

                                                                           Since
                                                  1 Year     5 Year    Inception
No Load Shares (inception 1/10/94)                 9.78%      4.06%        3.69%
Class B Shares (inception 9/3/96)                  5.52%       n/a         3.39%
Class C Shares (inception 5/13/98)                 9.33%       n/a        -0.10%
Lehman Government Bond Index (since 1/10/94)      11.49%      7.43%        6.40%


PAUZE U.S. GOVERNMENT INTERMEDIATE BOND FUND

                                                                 Since
                                                  1 Year     Inception
No Load Shares (inception 10/10/96)                8.10%         3.51%
Class B Shares (inception 9/3/96)                  3.49%         2.40%
Class C Shares (inception 8/4/00)                  3.30%         3.30%
Lehman Government Bond Index (since 1/10/94)      11.65%         7.15%


PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND

                                                                 Since
                                                  1 Year     Inception
No Load Shares (inception 9/3/96)                  8.08%         3.69%
Class B Shares (inception 9/3/96)                 -0.26%         0.13%
Class C Shares (inception 11/7/96)                 7.23%         2.86%
Lehman Government Bond Index (since 1/10/94)       9.86%         6.60%

PAUZE U.S. GOVERNMENT FUND
The Fund commenced operations on April 4, 2001. Average annual returns and performance graphs are not presented due to the short period of existence.

* The data represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

--------------------------------------------------------------------------------
               PAUZE U. S. GOVERNMENT LIMITED DURATION BOND FUND*
                GROWTH OF $10,000 WITH VALUATIONS AS OF 4/30/01

                               [GRAPHIC OMITTED]
                       ----------------------------------
                       No Load                    $13,027
                       Class B                    $11,680
                       Class C                    $ 9,970
                       Lehman                     $15,734
                       ----------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 PAUZE U.S. GOVERNMENT INTERMEDIATE BOND FUND*
                GROWTH OF $10,000 WITH VALUATIONS AS OF 4/30/01

                               [GRAPHIC OMITTED]
                       ----------------------------------
                       No Load                    $11,702
                       Class B                    $11,165
                       Class C                    $10,392
                       Lehman                     $13,792
                       ----------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND*
                GROWTH OF $10,000 WITH VALUATIONS AS OF 4/30/01

                               [GRAPHIC OMITTED]
                       ----------------------------------
                       No Load                    $11,836
                       Class B                    $10,000
                       Class C                    $11,344
                       Lehman                     $13,469
                       ----------------------------------
--------------------------------------------------------------------------------
*The data represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE FUNDS
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Pauze U.S. Government Limited Duration Fund (formerly Pauze U.S. Government Total Return Bond Fund), Pauze U.S. Government Intermediate Term Bond Fund, Pauze U.S. Government Short Term Bond Fund and Pauze U.S. Government Fund, each a series of shares of Pauze Funds, including the schedules of investments, as of April 30, 2001, and the related statements of operations, statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze U.S. Government Limited Duration Fund, Pauze U.S. Government Intermediate Term Bond Fund, Pauze U.S. Government Short Term Bond Fund and Pauze U.S. Government Fund as of April 30, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.


PHILADELPHIA, PENNSYLVANIA
MAY 24, 2001
(EXCEPT FOR NOTE 6 DATED JUNE 12, 2001)

PAUZE FUNDS                                                                               APRIL 30, 2001
SCHEDULE OF INVESTMENTS
========================================================================================================

                                                                             Principal
                                                                             or Shares         Value
                                                                            ------------    ------------
     PAUZE U.S. GOVERNMENT LIMITED DURATION FUND
     -------------------------------------------

U.S. GOVERNMENT  AGENCY OBLIGATIONS - 98.44%
     FHLB, 5.125%, 03/06/06                                                 $  8,250,000    $  8,126,250

     FHLMC, 6.875%, 01/15/05                                                   9,000,000       9,496,406

     FHLMC, 7%, 07/15/05                                                       7,200,000       7,635,375

     FHLMC, 5.25%, 02/15/04                                                    6,850,000       6,901,375

     FNMA, 4.75%, 03/15/04                                                     6,750,000       6,707,812

     FNMA , 5.5%, 02/15/06                                                     7,250,000       7,266,992
                                                                                            ------------
          Total U.S. Government Agency Obligations (Cost $46,524,023)                         46,134,210
                                                                                            ------------

OTHER INVESTMENTS - 0.04%

     Firstar Treasury Fund (Cost $18,587)                                         18,587          18,587
                                                                                            ------------

          Total Investments (Cost $46,542,610) - 98.48%                                       46,152,797

          Other assets and liabilities, net - 1.52%                                              710,777
                                                                                            ------------
            NET ASSETS - 100.00%                                                            $ 46,863,574
                                                                                            ============

     PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
     -------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.54%

     FHLB, 4.875%, 04/16/04                                                 $  1,000,000    $    995,625

     FNMA, 6.5%, 08/15/04                                                      3,725,000       3,879,238

     FNMA, 4.75%, 03/15/04                                                     2,000,000       1,987,500
                                                                                            ------------
          Total U.S. Government Agency Obligations (Cost $6,895,805)                           6,862,363

OTHER INVESTMENTS - 0.88%

     Firstar Treasury Fund (Cost $61,663)                                         61,663          61,663
                                                                                            ------------

          Total Investments (Cost $6,957,468) - 99.42%                                         6,924,026

          Other assets and liabilities, net - .58%                                                40,297
                                                                                            ------------
            NET ASSETS - 100.00%                                                            $  6,964,323
                                                                                            ============

See Accompanying Notes to Financial Statements.

PAUZE FUNDS                                                                               APRIL 30, 2001
SCHEDULE OF INVESTMENTS
========================================================================================================

                                                                             Principal
                                                                             or Shares         Value
                                                                            ------------    ------------
     PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
     ------------------------------------------

U.S. GOVERNMENT  AND AGENCY OBLIGATIONS - 98.58%
     FHLB, 5.125%, 01/03/03                                                 $  3,000,000    $  3,021,562

     FNMA, 5%, 02/14/03                                                        2,950,000       2,968,438

     U.S. Treasury  Note, 5.875%, 02/15/04                                     2,000,000       2,067,188

     U.S. Treasury  Note, 4.25%, 11/15/03                                      2,375,000       2,360,898
                                                                                            ------------
          Total U.S. Government and Agency Obligations (Cost $10,473,556)                     10,418,086

OTHER INVESTMENTS - .22%

     Firstar Treasury Fund (Cost $23,407)                                         23,407          23,407
                                                                                            ------------

          TOTAL INVESTMENTS (COST $10,496,963) - 98.80%                                       10,441,493

          Other assets and liabilities, net - 1.20%                                              126,657
                                                                                            ------------
            NET ASSETS - 100.00%                                                            $ 10,568,150
                                                                                            ============

     PAUZE U.S. GOVERNMENT FUND
     --------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.89%

     FHLB, 6.875%, 07/18/02                                                 $  1,650,000    $  1,696,922

     FNMA, 5.125%, 02/13/04                                                    2,000,000       2,008,750

     FNMA, 5.5%, 02/15/06                                                      2,000,000       2,004,688

     U.S. Treasury Note, 6.75%, 05/15/05                                         845,000         903,490
                                                                                            ------------
          Total U.S. Government and Agency Obligations (Cost $6,661,740)                       6,613,850

OTHER INVESTMENTS - .78%

     Firstar Treasury Fund (Cost $52,895)                                         52,895          52,895
                                                                                            ------------

          TOTAL INVESTMENTS (COST $6,714,635) - 98.67%                                         6,666,745

          Other assets and liabilities, net - 1.33%                                               89,606
                                                                                            ------------
            NET ASSETS - 100.00%                                                            $  6,756,351
                                                                                            ============

See Accompanying Notes to Financial Statements.

PAUZE FUNDS                                                                                                    APRIL 30, 2001
STATEMENTS OF ASSETS AND LIABILITIES
=============================================================================================================================

                                                                                  U.S.
                                                                 U.S.          GOVERNMENT          U.S.
                                                              GOVERNMENT      INTERMEDIATE      GOVERNMENT          U.S.
                                                           LIMITED DURATION       TERM          SHORT TERM       GOVERNMENT
                                                                 FUND          BOND FUND        BOND FUND           FUND
                                                             ------------     ------------     ------------     ------------
Assets:
     Investments, at value (cost $46,542,610,
      $6,957,468, $10,496,963 and                            $ 46,152,797     $  6,924,026     $ 10,441,493     $  6,666,745
      $6,714,635 respectively)
Receivables:
     Interest                                                     577,946           62,428          145,407          101,269
     Investments sold                                           6,245,475               --          126,572               --
Organizational costs                                                   --              515              515               --
                                                             ------------     ------------     ------------     ------------
          Total assets                                         52,976,218     $  6,986,969     $ 10,713,987     $  6,768,014
                                                             ------------     ------------     ------------     ------------
Liabilities:
Accrued expenses                                                   39,624           13,241           13,533            3,246
Payable for shares redeemed                                     6,022,262               --          117,599               --
Distribution fees payable                                          12,227            4,926            8,485            4,837
Accounting and transfer agent fees payable                         12,267            1,536            1,832              679
Advisory fees payable                                              26,264            2,943            4,388            2,901
                                                             ------------     ------------     ------------     ------------
          Total liabilities                                     6,112,644           22,646          145,837           11,663
                                                             ------------     ------------     ------------     ------------
          NET ASSETS                                         $ 46,863,574     $  6,964,323     $ 10,568,150     $  6,756,351
                                                             ============     ============     ============     ============

Net assets consist of:
      Paid-in-capital                                        $ 53,776,901     $  7,371,345     $ 10,273,393     $  6,875,112
      Undistributed net investment income                             958            1,486            1,546               --
      Accumulated net realized gain (loss) on investments      (6,524,472)        (375,066)         348,681          (70,871)
      Net unrealized depreciation of investments                 (389,813)         (33,442)         (55,470)         (47,890)
                                                             ------------     ------------     ------------     ------------

     Net assets applicable to outstanding
          capital shares                                     $ 46,863,574     $  6,964,323     $ 10,568,150     $  6,756,351
                                                             ============     ============     ============     ============

NO LOAD CLASS:
     Net assets                                              $ 45,842,574     $  1,425,448     $    311,918
                                                             ============     ============     ============

     Shares outstanding                                         5,393,232          147,147           30,699
                                                             ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                                    $       8.50     $       9.69     $      10.16
                                                             ============     ============     ============

CLASS B:
     Net assets                                              $    116,707     $    340,439
                                                             ============     ============

     Shares outstanding                                            12,448           34,992
                                                             ============     ============

     NET ASSET VALUE AND OFFERING PRICE PER SHARE            $       9.38     $       9.73
                                                             ============     ============

     Minimum redemption price per share (Net
          asset value X 96.25%)                              $       9.03     $       9.37
                                                             ============     ============

CLASS C:
     Net assets                                              $    904,293     $  5,198,436     $ 10,256,232     $  6,756,351
                                                             ============     ============     ============     ============
     Shares outstanding                                           101,045          516,503        1,016,029          687,527
                                                             ============     ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                                    $       8.95     $      10.06     $      10.09     $       9.83
                                                             ============     ============     ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS                                                                                                FOR THE YEAR ENDED
STATEMENTS OF OPERATIONS                                                                                      APRIL 30, 2001*
=============================================================================================================================

                                                                                  U.S.
                                                                 U.S.          GOVERNMENT          U.S.
                                                              GOVERNMENT      INTERMEDIATE      GOVERNMENT          U.S.
                                                           LIMITED DURATION       TERM          SHORT TERM       GOVERNMENT
                                                              BOND FUND        BOND FUND        BOND FUND           FUND
                                                             ------------     ------------     ------------     ------------
Investment income:
     Interest income                                         $  3,626,197     $    430,797     $    480,565     $     23,465
                                                             ------------     ------------     ------------     ------------

Expenses:
     Investment advisory fees                                     371,333           35,689           42,759            2,901
     Distribution fees- No load class                             139,645            7,129            2,140               --
     Distribution fees- Class B                                     7,601            6,862              548               --
     Distribution fees- Class C                                    52,681           35,935           76,791            4,837
     Administrative fees                                          119,655           13,457           10,983              905
     Accounting service fees                                      103,179           11,587            9,456              778
     Transfer agent fees                                           75,863            9,364            8,148              580
     Administrative Support Fees                                   24,938            2,790            2,413              186
     Registration fees                                              6,522            3,659            6,359              162
     Custodian fees                                                12,453            3,116            2,724               99
     Professional Fees                                             45,426           12,624           10,005              669
     Trustees' fees and expenses                                   60,018            6,759            5,258              463
     Amortization of organization expense                              --            1,486            1,487               --
     Miscellaneous                                                 32,837            7,606            7,939              320
     Organizational expense                                            --               --               --           66,000
                                                             ------------     ------------     ------------     ------------

          Total expenses                                        1,052,151          158,063          187,010           77,900
          Expense reimbursement                                        --               --               --          (66,000)
                                                             ------------     ------------     ------------     ------------
          Net expenses                                          1,052,151          158,063          187,010           11,900
                                                             ------------     ------------     ------------     ------------

NET INVESTMENT INCOME                                           2,574,046          272,734          293,555           11,565
                                                             ------------     ------------     ------------     ------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) on investments                    3,695,573          209,149          391,095          (70,871)
     Net change in unrealized appreciation
          (depreciation) of investments                          (389,813)          20,199          (32,154)         (47,890)
                                                             ------------     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          3,305,760          229,348          358,941         (118,761)
                                                             ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                               $  5,879,806     $    502,082     $    652,496    ($    107,196)
                                                             ============     ============     ============     ============

*U.S. Government Fund commenced operations April 04, 2001
See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                         U.S. GOVERNMENT             U.S. GOVERNMENT
                                                      LIMITED DURATION FUND    INTERMEDIATE TERM BOND FUND
                                                   =========================== ===========================

                                                       Year Ended April 30,        Year Ended April 30,
                                                       2001          2000          2001           2000
                                                    -----------   -----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS

From operations:
     Net investment income                          $ 2,574,046   $ 2,215,522   $   272,734    $  218,013
     Net realized gain (loss) on investments          3,695,573    (4,613,178)      209,149      (204,660)
     Net change in unrealized appreciation
          (depreciation) of investments                (389,813)      609,169        20,199       (53,641)
                                                    -----------   -----------   -----------    ----------

          Net increase (decrease) in net assets
               from operations                        5,879,806    (1,788,487)      502,082       (40,288)
                                                    -----------   -----------   -----------    ----------

Distributions to shareholders from:
     Net investment income:
          No load class                              (2,380,572)   (2,208,967)     (121,047)     (193,989)
          Class B                                       (22,274)      (32,603)      (25,178)      (24,672)
          Class C                                      (170,242)       (8,517)     (127,341)           --
                                                    -----------   -----------   -----------    ----------

          Total distributions to shareholders        (2,573,088)   (2,250,087)     (273,566)     (218,661)
                                                    -----------   -----------   -----------    ----------

From net capital share transactions - (Note 4)      (16,819,143)    6,938,887       486,636    (3,115,128)
                                                    -----------   -----------   -----------    ----------

Net increase (decrease) in net assets               (13,512,425)    2,900,313       715,152    (3,374,077)
Net assets at beginning of period                    60,375,999    57,475,686     6,249,171     9,623,248
                                                    -----------   -----------   -----------    ----------

NET ASSETS AT END OF PERIOD                         $46,863,574   $60,375,999   $ 6,964,323    $6,249,171
                                                    ===========   ===========   ===========    ==========
Including undistributed net investment income of:   $       958            --   $     1,486    $      834
                                                    ===========   ===========   ===========    ==========

                                                         U.S. GOVERNMENT      U.S. GOVERNMENT
                                                      SHORT TERM BOND FUND          FUND
                                                   =========================== =============

                                                                                Period Ended
                                                       Year Ended April 30,      April 30,
                                                       2001          2000         2001 *
                                                    -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS

     Net investment income                          $   293,555   $   48,155   $   11,565
     Net realized gain (loss) on investments            391,095      (42,413)     (70,871)
     Net change in unrealized appreciation
          (depreciation) of investments                 (32,154)     (22,442)     (47,890)
                                                    -----------   ----------   ----------

          Net increase (decrease) in net assets
               from operations                          652,496      (16,700)    (107,196)
                                                    -----------   ----------   ----------

Distributions to shareholders from:
     Net investment income:
          No load class                                 (33,029)     (40,705)          --
          Class B                                        (2,025)      (1,747)          --
          Class C                                      (259,925)      (5,693)     (11,565)
                                                    -----------   ----------   ----------

          Total distributions to shareholders          (294,979)     (48,145)     (11,565)
                                                    -----------   ----------   ----------

From net capital share transactions - (Note 4)        7,472,966      648,556    6,875,112
                                                    -----------   ----------   ----------

Net increase (decrease) in net assets                 7,830,483      583,711    6,756,351
Net assets at beginning of period                     2,737,667    2,153,956           --
                                                    -----------   ----------   ----------

NET ASSETS AT END OF PERIOD                         $10,568,150   $2,737,667   $6,756,351
                                                    ===========   ==========   ==========
Including undistributed net investment income of:   $     1,546   $    1,484           --
                                                    ===========   ==========   ==========

* U.S. Government Fund commenced operations April 04, 2001

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
===============================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                           U.S. GOVERNMENT LIMITED DURATION BOND FUND
                                                ----------------------------------------------------------------
                                                                            No Load
                                                ----------------------------------------------------------------
                                                                       Year Ended April 30,
                                                ----------------------------------------------------------------
                                                  2001          2000          1999          1998          1997
                                                --------      --------      --------      --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD            $   8.08      $   8.62      $   9.60      $   9.17      $   9.54
                                                --------      --------      --------      --------      --------

Income from investment operations:

     Net investment income                          0.36          0.32          0.35          0.43          0.45

     Net realized and unrealized gain (loss)
          on investments                            0.42         (0.54)        (0.79)         1.27         (0.37)

Dividends from net investment income               (0.36)        (0.32)        (0.35)        (0.44)        (0.45)

Distributions from capital gains                      --            --         (0.19)        (0.83)           --
                                                --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD                  $   8.50      $   8.08      $   8.62      $   9.60      $   9.17
                                                --------      --------      --------      --------      --------

TOTAL RETURN                                        9.78%        -2.63%        -4.83%        18.91%         0.80%

Ratios to Average Net Assets

     Net investment income                          4.23%         3.74%         3.73%         4.41%         4.75%

     Total and net expenses                         1.63%         1.71%         1.68%         1.65%         1.40%

Net assets, end of period  (000's)              $ 45,843      $ 58,281      $ 56,124      $ 78,350      $ 67,936

Turnover Ratio                                      2023%         4365%         1226%          252%          202%

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
==================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                     U.S. GOVERNMENT LIMITED DURATION FUND
                                             -------------------------------------------------------------------------------------
                                                                    Class B                                    Class C
                                             ----------------------------------------------------- -------------------------------
                                                       Year Ended April 30,                            Year Ended
                                                                                      09/03/96* to      April 30,     05/13/98* to
                                             ----------------------------------------              ------------------
                                               2001      2000       1999       1998     04/30/97     2001      2000     04/30/99
                                             --------  --------   --------   --------   --------   --------  --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD           $8.84     $9.39     $10.41     $ 9.84     $10.00     $8.45     $8.99     $10.00
                                               -----     -----     ------     ------     ------     -----     -----     ------

Income from investment operations:

     Net investment income                      0.27      0.27       0.27       0.36       0.27      0.28      0.23       0.28

     Net realized and unrealized gain (loss)
        on investments                          0.54     (0.58)     (0.83)      1.40      (0.16)     0.50     (0.53)     (0.82)

Dividends from net investment income           (0.27)    (0.24)     (0.27)     (0.36)     (0.27)    (0.28)    (0.24)     (0.28)

Distributions from capital gains                  --        --      (0.19)     (0.83)        --        --        --      (0.19)
                                               -----     -----     ------     ------     ------     -----     -----     ------

NET ASSET VALUE, END OF PERIOD                 $9.38     $8.84     $ 9.39     $10.41     $ 9.84     $8.95     $8.45     $ 8.99
                                               -----     -----     ------     ------     ------     -----     -----     ------

TOTAL RETURN                                    9.27%    -3.41%     -5.57%     18.16%      1.09%     9.33%    -3.38%     -5.63%

Ratios to Average Net Assets (a)

     Net investment income                      3.48%     2.99%      2.98%      3.41%      3.82%     3.48%     2.99%      2.98%

     Total and net expenses                     2.38%     2.46%      2.43%      2.66%      2.33%     2.38%     2.46%      2.43%

Net assets, end of period  (000's)             $ 117    $1,226     $1,285     $  280     $  387     $ 904     $ 869     $   67

Turnover Ratio                                  2023%     4365%      1226%       252%        76%     2023%     4365%      1226%

--------------------------------------------

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
==================================================================================================

For a capital share outstanding throughout each period indicated:

                                                     U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                              ----------------------------------------------------
                                                                    No Load
                                              ----------------------------------------------------
                                                       Year Ended April 30,           10/10/96* to
                                              --------------------------------------
                                               2001      2000       1999       1998      4/30/97
                                              ------    ------     ------     ------    --------

NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.38    $ 9.77     $10.10     $ 9.72     $10.00
                                              ------    ------     ------     ------     ------

Income from investment operations:

     Net investment income                      0.44      0.32       0.33       0.34       0.18

     Net realized and unrealized gain (loss)
          on investments                        0.31     (0.39)     (0.21)      0.43      (0.19)

Dividends from net investment income           (0.44)    (0.32)     (0.33)     (0.34)     (0.18)

Distributions from capital gains                  --        --      (0.12)     (0.05)     (0.09)
                                              ------    ------     ------     ------     ------

NET ASSET VALUE, END OF PERIOD                $ 9.69    $ 9.38     $ 9.77     $10.10     $ 9.72
                                              ------    ------     ------     ------     ------

TOTAL RETURN                                    8.10%    -0.77%      1.13%      8.01%     -0.12%

Ratios of Average Net Assets (a)

     Net investment income                      4.27%     3.39%      3.15%      3.51%      3.23%

     Total expenses (before reimbursement)      1.77%     2.08%      1.66%      2.17%      2.48%

     Reimbursement (b)                          0.00%     0.00%      0.00%      0.00%     -0.01%

     Net expenses                               1.77%     2.08%      1.66%      2.17%      2.47%

Net assets, end of period  (000's)            $1,425    $5,281     $8,564     $2,722     $1,247

Turnover Ratio                                  1967%     2255%       711%       260%       299%

                                                            U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                              ------------------------------------------------------------------
                                                                     Class B                          Class C
                                              ----------------------------------------------------  ------------
                                                       Year Ended April 30,           09/03/96* to  08/04/00* to
                                              --------------------------------------
                                               2001      2000       1999       1998      4/30/97       4/30/01
                                              ------    ------     ------     ------    --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.41    $ 9.81     $10.12     $ 9.74     $10.00        $10.00
                                              ------    ------     ------     ------     ------        ------

Income from investment operations:

     Net investment income                      0.35      0.23       0.25       0.26       0.18          0.27

     Net realized and unrealized gain (loss)
          on investments                        0.32     (0.40)     (0.19)      0.43      (0.15)         0.06

Dividends from net investment income           (0.35)    (0.23)     (0.25)     (0.26)     (0.17)        (0.27)

Distributions from capital gains                  --        --      (0.12)     (0.05)     (0.12)           --
                                              ------    ------     ------     ------     ------        ------

NET ASSET VALUE, END OF PERIOD                $ 9.73    $ 9.41     $ 9.81     $10.12     $ 9.74        $10.06
                                              ------    ------     ------     ------     ------        ------

TOTAL RETURN                                    7.24%    -1.72%      0.58%      7.13%      0.32%         3.30%

Ratios of Average Net Assets (a)

     Net investment income                      3.52%     2.64%      2.40%      2.55%      2.64%         3.52%

     Total expenses (before reimbursement)      2.52%     2.83%      2.41%      2.96%      3.20%         2.52%

     Reimbursement (b)                          0.00%     0.00%      0.00%      0.00%     -0.02%         0.00%

     Net expenses                               2.52%     2.83%      2.41%      2.96%      3.18%         2.52%

Net assets, end of period  (000's)            $  340    $  968     $1,060     $  442     $1,418        $5,198

Turnover Ratio                                  1967%     2255%       711%       260%       447%         1967%

--------------------------------------------

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses reimbursed reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
==================================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                                     U.S. GOVERNMENT SHORT TERM BOND FUND
                                             -------------------------------------------------------------------------------------
                                                                 No Load                                    Class B
                                             -----------------------------------------------  ------------------------------------
                                                   Year Ended April 30,         09/03/96* to  05/01/00 to   Year Ended April 30,
                                             ---------------------------------                            ------------------------
                                              2001     2000     1999     1998     04/30/97    11/20/00 **  2000    1999 #   1998 #
                                             ------   ------   ------   ------    --------      --------  ------   ------   ------

NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.79   $10.09   $10.06   $ 9.98     $10.00        $ 9.61   $ 9.91   $10.00   $ 9.96
                                             ------   ------   ------   ------     ------        ------   ------   ------   ------

Income from investment operations:

     Net investment income                     0.40     0.25     0.29     0.29       0.14          0.19     0.16     0.14     0.13

     Net realized and unrealized gain (loss)
          on investments                       0.37    (0.30)    0.19     0.08      (0.01)         0.11    (0.30)    0.07     0.07

Dividends from net investment income          (0.40)   (0.25)   (0.33)   (0.29)     (0.14)        (0.19)   (0.16)   (0.18)   (0.13)

Distributions from capital gains                 --       --    (0.12)      --      (0.01)           --       --    (0.12)      --

Liquidations from Capital                        --       --       --       --         --         (9.72)      --       --   (10.03)
                                             ------   ------   ------   ------     ------        ------   ------   ------   ------

NET ASSET VALUE, END OF PERIOD               $10.16   $ 9.79   $10.09   $10.06     $ 9.98        $ 0.00   $ 9.61   $ 9.91   $ 0.00
                                             ------   ------   ------   ------     ------        ------   ------   ------   ------

TOTAL RETURN                                   8.08%   -0.52%    4.79%    3.76%      1.25%         3.12%   -1.40%    2.11%    1.99%

Ratios to Average Net Assets (a)

     Net investment income                     4.10%    2.75%    3.15%    3.18%      2.58%         3.35%    2.00%    2.40%    2.01%

     Total expenses (before reimbursement)     1.50%    2.80%    1.73%    2.60%      5.18%         2.25%    3.55%    2.48%    3.56%

     Reimbursement (b)                         0.00%    0.00%    0.00%   -0.18%     -2.15%         0.00%    0.00%    0.00%    0.00%

     Net expenses                              1.50%    2.80%    1.73%    2.42%      3.03%         2.25%    3.55%    2.48%    3.56%

Net assets, end of period  (000's)           $  312   $1,915   $2,008   $1,868     $  236            --   $  104   $  106       --

Turnover Ratio                                  743%    1265%     258%      47%       352%          743%    1265%     258%      47%

                                                     U.S. GOVERNMENT SHORT TERM BOND FUND
                                          ----------------------------------------------------------
                                                                   Class C
                                          ----------------------------------------------------------
                                          09/03/96* to       Year Ended April 30,       11/07/96* to
                                                        ------------------------------
                                            04/30/97     2001    2000    1999    1998     04/30/97
                                            --------    ------  ------  ------  ------    --------

NET ASSET VALUE, BEGINNING OF PERIOD         $10.00     $ 9.73  $10.00  $ 9.98  $ 9.91      $10.00
                                             ------     ------  ------  ------  ------      ------

Income from investment operations:

     Net investment income                     0.13       0.34    0.16    0.22    0.22        0.09

     Net realized and unrealized gain (loss)
          on investments                      (0.03)      0.35   -0.27    0.18    0.07       -0.10

Dividends from net investment income          (0.13)     -0.33   -0.16   -0.26   -0.22       -0.08

Distributions from capital gains              (0.01)        --      --   -0.12      --          --

Liquidations from Capital                        --         --      --      --      --          --
                                             ------     ------  ------  ------  ------      ------

NET ASSET VALUE, END OF PERIOD               $ 9.96     $10.09  $ 9.73  $10.00  $ 9.98      $ 9.91
                                             ------     ------  ------  ------  ------      ------

TOTAL RETURN                                   1.05%     15.83%  -1.14%   4.01%   2.93%      -0.07%

Ratios to Average Net Assets (a)

     Net investment income                     1.96%      3.35%   2.00%   2.40%   2.22%       1.74%

     Total expenses (before reimbursement)     6.01%      2.25%   3.55%   2.48%   3.49%       5.55%

     Reimbursement (b)                        -2.16%      0.00%   0.00%   0.00%  -0.23%      -2.02%

     Net expenses                              3.85%      2.25%   3.55%   2.48%   3.26%       3.53%

Net assets, end of period  (000's)           $  177    $10,256  $  718  $   39  $  158      $  302

Turnover Ratio                                  396%       743%   1265%    258%     47%        256%

--------------------------------------------

* Commencement of operations.

** All shares of Class B were redeemed on 11/20/00

# Class B discontinued  operations from December 20, 1997 through  September 16,
  1998.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses reimbursed reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
===========================================================================================================================

For a capital share outstanding throughout each period indicated:

                                                  U.S. GOVERNMENT SHORT TERM BOND FUND               U.S. GOVERNMENT FUND
                                              ---------------------------------------------        ------------------------
                                                                 Class C                                    Class C
                                              ---------------------------------------------        ------------------------
                                                      Year Ended April 30,        11/07/96* to            4/4/01* to
                                              -----------------------------------
                                                2001     2000     1999      1998   04/30/97                04/30/01
                                               ------   ------   ------    ------  --------                --------

NET ASSET VALUE, BEGINNING OF PERIOD          $  9.73   $10.00   $ 9.98    $ 9.91   $10.00                  $10.00
                                              -------   ------   ------    ------   ------                  ------

Income from investment operations:

     Net investment income                       0.33     0.16     0.22      0.22     0.09                    0.02

     Net realized and unrealized gain (loss)
          on investments                         0.36    -0.27     0.18      0.07    -0.10                   -0.17

Dividends from net investment income            -0.33    -0.16    -0.26     -0.22    -0.08                   -0.02

Distributions from capital gains                   --       --    (0.12)       --       --                      --
                                              -------   ------   ------    ------   ------                  ------

NET ASSET VALUE, END OF PERIOD                $ 10.09   $ 9.73   $10.00    $ 9.98   $ 9.91                  $ 9.83
                                              -------   ------   ------    ------   ------                  ------

TOTAL RETURN                                     7.23%   -1.14%    4.01%     2.93%   -0.07%                  -1.53%

Ratios to Average Net Assets (a)

     Net investment income                       3.35%    2.00%    2.40%     2.22%    1.74%                   2.39%

     Total expenses (before reimbursement)       2.25%    3.55%    2.48%     3.49%    5.55%                  16.11%

     Reimbursement (b)                           0.00%    0.00%    0.00%    -0.23%   -2.02%                 -13.65%

     Net expenses                                2.25%    3.55%    2.48%     3.26%    3.53%                   2.46%

Net assets, end of period  (000's)            $10,256   $  718   $   39    $  158   $  302                  $6,756

Turnover Ratio                                    743%    1265%     258%       47%     256%                    144%

--------------------------------------------

* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses reimbursed reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently four series within the Trust: the Pauze U.S. Government Limited Duration Bond Fund (the "Limited Duration Fund"), which commenced operations on January 10, 1994, formerly the U.S. Government Total Return Bond Fund; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996 and the Pauze U.S. Government Fund (the "Government Fund"), which commenced operations on April 04, 2001. The four series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust were capitalized and are being amortized ratably over a five-year period from commencement of operations of the Fund. If the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses. Under new accounting policies, the organizational costs of the Government Fund were expensed upon commencement of operations.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gain distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

LIMITED DURATION FUND

For the year ended April 30,  2001,  the cost of  purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $1,261,720,100 and $1,219,054,346, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2001, the gross and net unrealized depreciation of investments for tax purposes was $389,813, and the cost of investments for federal income tax purposes was $46,542,610.

At April 30, 2001, the Fund had capital loss carry forwards for federal income tax purposes of $6,524,472, which expire through the year 2008.

INTERMEDIATE TERM FUND

For the year ended April 30,  2001,  the cost of  purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $133,886,227 and $130,349,887, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2001, the gross and net unrealized depreciation of investments for tax purposes was $33,442, and the cost of investments for Federal income tax purposes was $6,957,468.

At April 30, 2001, the Fund had capital loss carry forwards for federal income tax purposes of $375,066, which expire through the year 2008.

SHORT TERM FUND

For the year ended April 30, 2001, the cost of purchases and proceeds from sales/maturities of

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

investments, excluding short-term investments, were $66,985,489 and $59,643,925, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2001, the gross and net unrealized depreciation of investments for tax purposes was $55,470 and the cost of investments for Federal income tax purposes was $10,496,963.

GOVERNMENT FUND

For the period ended April 30, 2001, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $16,277,377 and $ 9,540,544, respectively. All purchases and sales were U.S. Government and Agency Obligations. At April 30, 2001, the gross and net unrealized depreciation of investments for tax purposes was $47,890 and the cost of investments for Federal income tax purposes was $6,714,635.

At April 30, 2001 the Fund had capital loss carry forwards for federal income tax purposes of $70,871, which expire through the year 2009.

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                                    YEAR ENDED                        YEAR ENDED
                                  APRIL 30, 2001                    APRIL 30, 2000
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
LIMITED DURATION FUND
---------------------
NO LOAD CLASS
Shares sold                      31,649     $    258,500          979,738     $  8,403,649
Shares reinvested               215,474        1,801,959          173,062        1,455,327
Shares redeemed              (2,070,442)     (17,521,146)        (444,034)      (3,775,616)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)      (1,823,319)    $(15,460,687)         708,766     $  6,083,360
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --              396     $      3,711
Shares reinvested                 1,949           17,716            3,535           32,603
Shares redeemed                (128,276)      (1,196,267)          (2,017)         (18,650)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)        (126,327)    $ (1,178,551)           1,914     $     17,664
                           ============     ============     ============     ============

CLASS C
Shares sold                     743,201     $  6,555,539           96,708     $    849,376
Shares reinvested                19,217          170,242              979            8,517
Shares redeemed                (764,230)      (6,905,686)          (2,281)         (20,030)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)          (1,812)    $   (179,905)          95,406     $    837,863
                           ============     ============     ============     ============

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

                                    YEAR ENDED                        YEAR ENDED
                                  APRIL 30, 2001                    APRIL 30, 2000
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
INTERMEDIATE TERM FUND
----------------------
NO LOAD CLASS
Shares sold                      30,535     $    286,683          175,896     $  1,676,523
Shares reinvested                11,496          110,090           13,572          129,712
Shares redeemed                (457,775)      (4,417,582)        (502,888)      (4,871,802)
                           ------------     ------------     ------------     ------------
NET DECREASE                   (415,744)    $ (4,020,809)        (313,420)    $ (3,065,567)
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --              831     $      7,962
Shares reinvested                 1,346           13,052            2,333           22,433
Shares redeemed                 (69,220)        (671,382)          (8,335)         (79,956)
                           ------------     ------------     ------------     ------------
NET DECREASE                    (67,874)    $   (658,330)          (5,171)    $    (49,561)
                           ============     ============     ============     ============

CLASS C
Shares sold                     503,916     $  5,038,434               --     $         --
Shares reinvested                12,587          127,341               --               --
Shares redeemed                      --               --               --               --
                           ------------     ------------     ------------     ------------
NET INCREASE                    516,503     $  5,165,775               --     $         --
                           ============     ============     ============     ============

SHORT TERM
----------
NO LOAD CLASS
Shares sold                      10,266     $    100,502           64,974     $    646,269
Shares reinvested                 3,211           31,641            3,790           37,602
Shares redeemed                (178,522)      (1,762,395)         (72,059)        (725,133)
                           ------------     ------------     ------------     ------------
NET DECREASE                   (165,045)    $ (1,630,252)          (3,295)    $    (41,262)
                           ============     ============     ============     ============

CLASS B
Shares sold                          --     $         --               64     $        658
Shares reinvested                    --               --              149            1,456
Shares redeemed                 (10,855)        (105,218)             (64)            (623)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)         (10,855)    $   (105,218)             149     $      1,491
                           ============     ============     ============     ============

CLASS C
Shares sold                   1,043,950     $ 10,226,955           71,216     $    701,650
Shares reinvested                26,240          259,925              580            5,692
Shares redeemed                (127,990)      (1,278,444)          (1,910)         (19,015)
                           ------------     ------------     ------------     ------------
NET INCREASE                    942,200     $  9,208,436           69,886     $    688,327
                           ============     ============     ============     ============

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

                                                           PERIOD ENDED
                                                          APRIL 30, 2001
                                                  ------------------------------
                                                     SHARES            AMOUNT
                                                  ------------      ------------
GOVERNMENT FUND
---------------
CLASS C
Shares sold                                            686,355      $  6,863,547
Shares reinvested                                        1,172            11,565
Shares redeemed                                             --                --
                                                  ------------      ------------
NET INCREASE                                           687,527      $  6,875,112
                                                  ============      ============

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under advisory agreements with the Trust furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

Limited Duration Fund and Government Fund each pay a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. Intermediate Term Fund and Short Term Fund each pay a monthly management fee at the annual rate of 0.50% of the average daily net assets.

The Advisor has contractually agreed to reimburse the Government Fund for all organizational expenses it incurs. In addition, effective April 01, 2001 through August 31, 2001, the Advisor agreed to waive all or a portion of it's management fees and/or reimburse the Fund for the expenses it incurs during that period, but only to the extent necessary to maintain total annual operating expenses a) at 2.50% of the average daily net assets of the no-load shares for that period and b) at 3.25%, respectively, of the average daily net assets of the Class B and Class C shares for that period.

Any organizational and operating expenses of the Government Fund reimbursed by the Advisor pursuant to this agreement shall be repaid to the Advisor by the Fund in the first, second and/or third fiscal years following the fiscal year ending April 30, 2001, if the total expenses of the Fund for each such year or years, after giving effect to the repayment, do no exceed 2.50% of the average daily net assets of the no-load class and 3.25% respectively, of the average net assets of the Class B and Class C shares (or any lower expense limitation or limitations to which the Advisor may otherwise agree).

Expenses paid by the Advisor and reimbursable by the Government Fund under this agreement as of April 30, 2001 amounted to $66,000.

Champion Fund Services ("Champion"), an affiliate of the Advisor, is the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under two year contracts. The annual fees for the contracts of $145,000, $125,000 and $90,000 (plus a maximum of $21 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. The Administrator is responsible for

PAUZE FUNDS
Notes to Financial Statements                                     April 30, 2001

--------------------------------------------------------------------------------

financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the period ended April 30, 2001 were:

                                      Limited    Intermediate
                                     Duration        Term       Short Term    Government
                                    ----------    ----------    ----------    ----------
Administrative fees                 $  119,655    $   13,457    $   10,983    $      905

Accounting service fees                103,179        11,587         9,456           778

Transfer agency fees                    75,863         9,364         8,148           580

B. C. Ziegler and Company ("Distributor"), a broker-dealer for which trustees and officers of the Trust act as registered representatives, is the Trust agent in connection with the distribution of Fund shares. For administrative support provided in conjunction with the distributor agreement, the Distributor receives an annual fee of $30,000 from the Trust.

Independent trustees each receive an annual fee of $11,000 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees, however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.

6.   SUBSEQUENT EVENT

On June 12, 2001 there was a $44,160,080 redemption from the No Load Class of the Pauze U.S. Government Limited Duration Fund. Immediately after this redemption the net assets of the Fund were $2,913,648.